Current Assets and Prepaid Expenses - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for doubtful accounts	$ 0.0	$ 0.0